Unsecured senior notes	9 Months Ended
Sep. 30, 2019
Unsecured senior notes
Unsecured senior notes
1 0 .	Unsecured senior notes

In April 2016, the Company issued unsecured senior notes with two
maturity dates for an aggregate principal amount of US$1,000,000. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on October 29, 2016.
A
summary of the Company’s unsecured senior notes as of December 31, 2018 and September 30, 2019 is as follows
:

			Effective interest rate
	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
US$ 500,000 3.125 % notes due 2021	3,413,264	3,523,467	3.37%
US$ 500,000 3.875 % notes due 2026	3,372,879	3,480,997	4.15%

Carrying value	6,786,143	7,004,464
Unamortized discount and debt issuance costs	77,057	68,436

Total principal amounts of unsecured senior notes	6,863,200	7,072,900

The unsecured senior notes were issued at a discount amounting to RMB79,289. The debt issuance costs of RMB35,727 were presented as a direct deduction from the principal amount of the unsecured senior notes in the unaudited interim condensed
c
onsolidated
b
alance
s
heets. The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.
The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale all or substantially all of the Company’s assets. The notes will rank senior in right of payment to all of the Company’s existing and future obligations expressly subordinated in right of payment to the notes and rank at least equal in right of payment with all of the Company’s existing and future unsecured and unsubordinated obligations (subject to any priority rights pursuant to applicable law).
The proceeds from issuance of the unsecured senior notes were used for general corporate purposes.
As of September 30, 2019, the principal of the unsecured senior notes of RMB3,536,450 and RMB3,536,450 will be due in 2021 and 2026, respectively.